Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Paulin Lease Property	May 28, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2012 Expenses Per Month [Member] Predecessor
Related Party Transaction [Line Items]
Management fees paid to subsidiary								$ 58
Transaction fees paid to subsidiary				438	0	155	110	26
Rental expense for the lease	$ 82	$ 82	$ 69	$ 130	$ 181	$ 311	$ 311
Number of leases			3
Number of properties leased			5
Lease agreement date			Feb. 19, 2013